Common Shares - Additional Information (Detail) - shares	Dec. 31, 2022	Dec. 31, 2021
Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock shares issued	201,853,695	193,585,625
Common stock shares outstanding	201,853,695	193,585,625
Ordinary B Shares [Member]
Class of Stock [Line Items]
Common stock shares authorized	22,500,000	22,500,000
Common stock shares issued	18,500,000	18,500,000
Common stock shares outstanding	18,500,000	18,500,000